Stock-based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based Compensation
Stock-based compensation expense	$ 508	$ 1,057	$ 3,649	$ 2,316
Research and development
Stock-based Compensation
Stock-based compensation expense	107	436	1,116	1,242
General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 401	$ 621	$ 2,533	$ 1,074